Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	1847 Holdings LLC
Entity Central Index Key	0001599407
Document Type	S-1
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017